Commitments and Related Party Transactions (Details Narrative) (Fortman Insurance Agency, LLC) - Fortman Insurance Agency, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating lease rent expenses	$ 81,960	$ 80,160
Transeferred shares	900
Distribution of investment to members	$ 35,804
Ottawa [Member]
Operating lease cost, per month	6,000
Bluffton [Member]
Operating lease cost, per month	$ 680
operating lease expiration date	Mar. 01, 2020